Obligations under Guarantees and Other Off-balance Sheet Instruments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2019
Text Block [Abstract]
Contractual or Notional Amounts of Guarantees [Table Text Block]

	March 31, 2019	September 30, 2019
	(in billions)
Standby letters of credit and financial guarantees	¥3,901	¥3,986
Performance guarantees	3,256	3,172
Derivative instruments (1)(2)	58,025	60,002
Liabilities of trust accounts	11,520	12,394
Others	53	76

Total	¥76,755	¥79,630

Notes:	(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.
	(2)	Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps.

Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings [Table Text Block]

At March 31, 2019:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch (1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt (1)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,901	¥3,779	¥98	¥21	¥3
Performance guarantees	3,256	3,070	79	78	29

Total	¥7,157	¥6,849	¥177	¥99	¥32

At September 30, 2019:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch (1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt (1)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,986	¥3,855	¥91	¥37	¥3
Performance guarantees	3,172	2,976	127	45	24

Total	¥7,158	¥6,831	¥218	¥82	¥27

Note:	(1)
See Notes of the tables regarding “the maximum potential amount of future payments classified based upon internal credit ratings “in Note 25 to the consolidated financial statements for the fiscal year ended March 31, 2019.

Contractual Amounts with Regard to Other Off-balance Sheet Instruments [Table Text Block]

	March 31, 2019	September 30, 2019
	(in billions)
Commitments to extend credit	¥77,273	¥78,181
Commercial letters of credit	1,057	826
Commitments to make investments	240	240
Other	5	6